Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 02, 2016
Registrant Name	dei_EntityRegistrantName	ETFS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001597934
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2016
Prospectus Date	rr_ProspectusDate	May 02, 2016
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ETFS Zacks Earnings Large-Cap U.S. Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ETFS Zacks Earnings Large-Cap U.S. Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Large-Cap U.S. Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 82%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index.

The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser for the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

The Index is comprised of approximately 140 U.S. listed common stocks selected based on a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”).

Zacks Earnings Large Cap

The Index Provider selects the component stocks from a universe of the largest 1000 U.S. listed stocks (by market capitalization) which have:

(i)	A price of at least $3 per share; and
(ii)	An average daily price volume of at least $10 million (based either on most recent month or on median monthly price volume over the past 13 months).

The universe of stocks is divided into 16 sectors (according to the Zacks Expanded Classification System) and, based on the number of stocks within a sector in the whole universe, a target number of stocks for each sector to be included in the Index (the “Sector Target Number”) is determined (which is generally the total number of stocks in that sector of the universe divided by 10 and plus 3.)

The Zacks Rank Factor (as described below) and Zacks Quality Factor (as described below) are utilized and applied as follows. First, the Zacks Rank Factor is applied. If, following the application of the Zacks Rank Factor to a particular sector, there would be less stocks than the Sector Target Number in the Index, then those stocks with the highest Zacks Quality Factor rating are selected from the universe until the Sector Target Number is reached (provided that they were not also given the lowest two Zacks Rank factor ratings).

Within the overall Index, all 16 sectors and all stocks within a sector are given an equal weighting unless there is a sector in which no eligible stocks are identified. In this case, the Index is equally weighted between the remaining sectors. In addition, no single constituent can have a weight of more than 10% and the sum of the stocks that have an individual weight in excess of 5% cannot exceed 45% of the final Index. The Index will be reconstituted and rebalanced quarterly.

The Zacks Rank Factor assigns stocks in the universe a rating based on earnings estimate revision information and only stocks with the highest rating within a particular sector of the universe are selected. Various profitability measures (including earnings) of many individual public companies are covered by financial analysts who work for brokerage houses – these analysts are often called sell-side analysts - and Zacks tries to extract stock price movement and related information by paying close attention to how those estimates are revised by the sell-side analysts over time. It is this information that forms the basis of the Zacks Rank Factor. If there are more stocks within a particular sector of the universe than the Sector Target Number, select the constituents with the highest Zacks Rank Factor. Up to 5 stocks in excess of the Sector Target Number can be selected for the Index.

The Zacks Quality Factor assigns a rating to stocks within the universe based on earnings quality information. A company’s earnings are composed of cash earnings and accrued earnings. Whereas the cash component is subject to little manipulation by the company’s management team, some subjectivity is allowed for the accrued portion according to U.S. Generally Accepted Accounting Principles (“GAAP”). The Zacks Quality Factor is an adaptation of the concept that, in general, companies with lower accruals are less likely to manipulate their earnings and tend to perform better over time.

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

ETFS Zacks Earnings Small-Cap U.S. Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ETFS Zacks Earnings Small-Cap U.S. Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The ETFS Zacks Earnings Small-Cap U.S. Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Small-Cap U.S. Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 110%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,657
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

The Index is comprised of approximately 180 U.S. listed common stocks selected based on a proprietary methodology developed by Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”).

Zacks Earnings Small Cap

The Index Provider arranges U.S. listed stocks in order of market capitalization and selects the component stocks from a universe of the stocks ranking at position 1001 to 3000 provided that they have:

(i)	A price of at least $3 per share; and
(ii)	An average daily price volume of at least $10 million (based either on most recent month or on median monthly price volume over the past 13 months).

The universe of stocks is divided into 16 sectors (according to the Zacks Expanded Classification System) and, based on the number of stocks within a sector in the whole universe, a target number of stocks for each sector to be included in the Index (the “Sector Target Number”) is determined (which is generally the total number of stocks in that sector of the universe divided by 10 and plus 1).

The Zacks Rank Factor (as described below) and Zacks Quality Factor (as described below) are utilized and applied as follows. First, the Zacks Rank Factor is applied. If, following the application of the Zacks Rank Factor to a particular sector, there would be less stocks than the Sector Target Number in the Index, then those stocks with the highest Zacks Quality Factor rating are selected from the universe until the Sector Target Number is reached (provided that they were not also given the lowest two Zacks Rank factor ratings).

Within the overall Index, all 16 sectors and all stocks within a sector are given an equal weighting unless there is a sector in which no eligible stocks are identified. In this case, the Index is equally weighted between the remaining sectors. In addition, no single constituent can have a weight of more than 10% and the sum of the stocks that have an individual weight in excess of 5% cannot exceed 45% of the final Index. The Index will be reconstituted and rebalanced quarterly.

The Zacks Rank Factor assigns stocks in the universe a rating based on earnings estimate revision information and only stocks with the highest rating within a particular sector of the universe are selected. Various profitability measures (including earnings) of many individual public companies are covered by financial analysts who work for brokerage houses – these analysts are often called sell-side analysts - and Zacks tries to extract stock price movement and related information by paying close attention to how those estimates are revised by the sell-side analysts over time. It is this information that forms the basis of the Zacks Rank Factor. If there are more stocks within a particular sector of the universe than the Sector Target Number, select the constituents with the highest Zacks Rank Factor. Up to 5 stocks in excess of the Sector Target Number can be selected for the Index.

The Zacks Quality Factor assigns a rating to stocks within the universe based on earnings quality information. A company’s earnings is composed of cash earnings and accrued earnings. Whereas the cash component is subject to little manipulation by the company’s management team, some subjectivity is allowed for the accrued portion according to U.S. Generally Accepted Accounting Principles (“GAAP”). The Zacks Quality Factor is an adaptation of the concept that, in general, companies with lower accruals are less likely to manipulate their earnings and tend to perform better over time.

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s NAV per share, trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Small-Cap Risk: The Fund may invest in the securities of small capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of small capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Portfolio Turnover Risk: High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

ETFS Diversified-Factor Developed Europe Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ETFS Diversified-Factor Developed Europe Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The ETFS Diversified-Factor Developed Europe Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta Developed Europe Multi-Beta Multi-Strategy Equal Weight Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the Fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 47%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

Diversified-Factor Developed Europe Index

The Index is comprised of approximately 500 European listed stocks which are selected and weighted according to a proprietary methodology developed by EDHEC Risk Institute Asia Ltd. (“EDHEC” of the “Index Provider”). The Index is an equally weighted composition of 4 sub-indices within each of which the stocks are weighted according to the average weighting of certain diversification strategies (further details on the sub-indices and the diversification strategies are set out below).

The universe of securities which may be selected for inclusion in a sub-index (and therefore the Index) is 500 of the largest (by market capitalization) and most liquid (based on trading ratios and trading volumes) stocks listed on exchanges in each of the following European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The selection of the stocks for the sub-indices is not designed necessarily to reduce the number of stocks to ultimately be included in the Index but rather to alter the weightings in which they are applied through the use of factor-based selection and diversification strategies in the composition of the sub-indices.

Each of the sub-indices selects stocks from this universe according to a particular strategy. The four factor-based selections represented by the sub-indices are:

(i)	Value – ranks the stocks in the universe according to their book market value, divides the stocks into those with high book to market value and low book to market value and selects only those stocks with a high book to market value
(ii)	High momentum – ranks the stocks in the universe according to their past one-year-minus-one-month total return, dividing the results into high momentum stocks and low momentum stocks and selects only the high momentum stocks
(iii)	Low volatility – ranks the according to historic volatility (estimated over the past 104 weeks), dividing the stocks into high volatility stocks and low volatility stocks and selects only the low volatility stocks; and
(iv)	Mid-cap – ranks the stocks according to their free-float market capitalization, dividing the stocks into large cap stocks and mid cap stocks and selecting the mid-cap stocks

Within each sub-index, the stocks selected from the universe are weighted based on the simple average of the weightings produced by the application of the following weighting diversification strategies:

(i)	Maximum Deconcentration – weights stocks with the aim of combining the set of stocks with the lowest possible portfolio concentration
(ii)	Diversified Risk Weighted – attempts to equalise the contribution of individual stocks to the total volatility of the index, assuming uniform correlations across stocks
(iii)	Maximum Decorrelation – aims at minimising the volatility of the index without considering the volatility of individual stocks but only their pair wise correlations
(iv)	Efficient Minimum Volatility – aims at minimising the volatility of the index (by considering both individual volatilities and pair wise correlations) while ensuring a high degree of diversification for the index
(v)	Efficient Maximum Sharpe Ratio – aims at combining stocks to produce an index that offers the highest possible risk-adjusted expected returns

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Currency Exchange Rate Risk: The Fund invests a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries and may be heightened in connection with investments in developing or emerging markets countries.

•	Geographic Concentration in Europe: Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe.

•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

ETFS Diversified-Factor U.S. Large Cap Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ETFS Diversified-Factor U.S. Large Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The ETFS Diversified-Factor U.S. Large Cap Index Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Scientific Beta United States Multi-Beta Multi-Strategy Equal Weight Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets in the fiscal year ended December 31, 2015. Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 50%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that you may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 653
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Fund may invest the remainder of its assets in cash and cash equivalents, such as repurchase agreements or money market instruments, or other instruments that Vident Investment Advisory, LLC, the sub-adviser to the Fund (the “Sub-Adviser”), believes will help the Fund track the Index.

Diversified Factor US Index

The Index is comprised of approximately 500 United States listed stocks which are selected and weighted according to a proprietary methodology developed by EDHEC Risk Institute Asia Ltd. (“EDHEC” of the “Index Provider”). The Index is an equally weighted composition of 4 sub-indices within each of which the stocks are weighted according to the average weighting of certain diversification strategies (further details on the sub-indices and the diversification strategies are set out below).

The universe of securities which may be selected for inclusion in a sub-index (and therefore the Index) is 500 of the largest (by market capitalization) and most liquid (based on trading ratios and trading volumes) stocks traded principally on a stock exchange in and incorporated or domiciled (i.e., maintain a principal place of business) in the United States.

The selection of the stocks for the sub-indices is not designed necessarily to reduce the number of stocks to ultimately be included in the Index but rather to alter the weightings in which they are applied through the use of factor-based selection and diversification strategies in the composition of the sub-indices.

Each of the sub-indices selects stocks from this universe according to a particular strategy. The four factor-based selections represented by the sub-indices are:

(i)	Value – ranks the stocks in the universe according to their book market value, divides the stocks into those with high book to market value and low book to market value and selects only those stocks with a high book to market value.
(ii)	High momentum – ranks the stocks in the universe according to their past one-year-minus-one-month total return, dividing the results into high momentum stocks and low momentum stocks and selects only the high momentum stocks
(iii)	Low volatility – ranks the according to historic volatility (estimated over the past 104 weeks), dividing the stocks into high volatility stocks and low volatility stocks and selects only the low volatility stocks; and
(iv)	Mid cap – ranks the stocks according to their free-float market capitalization, dividing the stocks into large cap stocks and mid cap stocks and selecting the mid-cap stocks

Within each sub-index, the stocks selected from the universe are weighted based on the simple average of the weightings produced by the application of the following weighting diversification strategies:

(i)	Maximum Deconcentration – weights stocks with the aim of combining the set of stocks with the lowest possible portfolio concentration
(ii)	Diversified Risk Weighted – attempts to equalise the contribution of individual stocks to the total volatility of the index, assuming uniform correlations across stocks
(iii)	Maximum Decorrelation – aims at minimising the volatility of the index without considering the volatility of individual stocks but only their pair wise correlations
(iv)	Efficient Minimum Volatility – aims at minimising the volatility of the index (by considering both individual volatilities and pair wise correlations) while ensuring a high degree of diversification for the index
(v)	Efficient Maximum Sharpe Ratio – aims at combining stocks to produce an index that offers the highest possible risk-adjusted expected returns

The Fund employs a “replication strategy” approach to try to achieve its investment objective. “Replication strategy” is a passive indexing strategy that involves investing in all the securities of the Index in approximately the same proportion as the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy may be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of all the equity securities in the Index. In general, if the Fund is performing as designed, the return of the Index will dictate the return for the Fund. The Fund pursues its investment objective regardless of the market conditions and does not take defensive positions. The Fund seeks to be fully invested at all times and will concentrate its investment (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. Currently, the Index and the Fund are not concentrated.

The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation of 100% would represent a perfect correlation. Because the Fund primarily uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative replication strategy.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. For more information about the risks of investing in the Fund, see the sections in this Prospectus, titled “Additional Principal Risk Information” and “Additional Non-Principal Risk Information.” The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

•	Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•	Equity Securities Risk: Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

•	Large-Cap Risk: The Fund invests primarily in large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller capitalization companies and, therefore, generally experience slower growth during times of economic expansion.

•	Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•	Passive Investment Risk: The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

•	Shares of the Fund May Trade at Prices Other than NAV: Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

•	Tracking Error Risk: The performance of the Fund may diverge from that of the Index.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan (the "Plan") pursuant to which payments of up to 0.25% of average daily net assets may be made. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") has not currently approved the commencement of any payment under the Plan.